                      WELLS FARGO NON-QUALIFIED SELECT(SM)
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                FILE NO. 33-63731

     SUPPLEMENT DATED JANUARY 25, 2005 TO YOUR PROSPECTUS DATED MAY 3, 2004

              SUPPLEMENT DATED JANUARY 25, 2005 TO YOUR PROSPECTUS



All references to "International Corporate Marketing Group, LLC" are deleted and replaced with "Hartford Life Private Placement, LLC."

All references to "International Corporate Marketing Group" are deleted and replaced with "Hartford Life Private Placement."

All references to "ICMG," within the section entitled, "Legal Proceedings" are deleted and replaced with "HLPP."




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5139